Schedule of Investments
June 30, 2020 (unaudited)
Global Tactical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.15%

Air Courier Services - 1.89%
FedEx Corp. (2) (3)	2,134	299,229

Air Transportationl, Schedulted - 0.07%
Allegiant Travel Co. (3)	100	10,921

Aircraft - 3.02%
The Boeing Co. (3)	2,600	476,580

Air Craft & Parts - 2.92%
Textron, Inc. (2) (3)	14,000	460,740

Aircraft Part & Auxillary Equipment, Nec - 0.28%
TransDigm Group, Inc. (3)	100	44,205

Auto Controls For Regulating Residential & Commercial Environment - 4.84%
Trane Technologies, Plc. (2) (3)	8,600	765,228

Cable & Other Pay Television Services - 1.68%
Comcast Corp. (2) (3)	6,800	265,064

Canned, Frozen & Preserved Fruit, Vegetable & Food Specialties - 0.49%
The Kraft Heinz Co. (2) (3)	2,442	77,875

Commercial Banks, Nec - 3.27%
ABN AMRO Bank NV ADR	15,460	133,147
Deutsche Bank AG (Germany)	4,209	40,023
ICICI Bank, Ltd. (3)	37,000	343,730

		516,900

Communication Services, Nec - 0.24%
Gogo, Inc. (3)	12,000	37,920

Consumer Finance - 1.79%
ECN Capital Corp. (2)	100,000	283,610

Electronic Computers - 0.23%
Apple, Inc. (2) (3)	100	36,480

Finance Services - 1.81%
American Express Co. (3)	3,000	285,600

Footwear, (No Rubber) - 0.20%
Sketchers U.S.A., Inc. (3)	1,000	31,380

Guided Missiles & Space Vehicles & Parts - 0.12%
Lockheed Martin Corp. (2) (3)	50	18,246

Hotels & Motels - 0.90%
Marriott International, Inc. (3)	1,650	141,454

Investment Adivce - 0.88%
KKR & Co., Inc. (2) (3)	4,493	138,744

Leather & Leather Products - 1.01%
Tapestry, Inc. (3)	12,000	159,360

Mining, Quarrying of Nonmetcallic Mineral (No Fuels) - 0.52%
Martin Marietta Materials, Inc. (2) (3)	400	82,628

Motor Vehicles & Passenger Car Bodies - 3.20%
Daimler AG (Germany)	2,000	81,214
Tata Motors, Ltd. (3)	64,546	424,067

		505,281

National Commercial Banks - 2.43%
Wells Fargo & Co. (2) (3)	15,000	384,000

Newspapers: Publishing or Publishing & Printing - 0.27%
The New York Times Co. (3)	1,000	42,030

Non-Trading Company - 1.70%
Aston Martin Lagonda Global Holdings, Plc. ADR	439,133	268,900

Operative Builders - 0.10%
NVR, Inc. (3)	5	16,294

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.07%
Intuitive Surgical, Inc. (3)	20	11,397

Payment & Data Processors - 2.97%
Amadeus IT Group S.A.	9,000	468,950

Personal Credit Institutions - 0.06%
LendingClub Corp. (3)	2,000	9,100

Radio & TV Broadcasting & Communications Equipment - 1.94%
Telefonaktiebolaget LM Ericsson ADR (2) (3)	100	930
Telefonaktiebolaget LM Ericsson Class-B ADR	30,000	277,682
Motorola Solutions, Inc. (2) (3)	200	28,026

		306,638

Real Estate Investment Trusts - 15.02%
Americold Realty Trust (2) (3)	9,000	326,700
AvalonBay Communities, Inc. (2) (3)	2,900	448,456
Belpointe REIT, Inc.	100	10,010
Boston Properties, Inc. (2)	100	9,038
Kimco Realty Corp. (3)	1,000	12,840
Simon Property Group, Inc.	1,000	68,380
Store Capital Corp. (3)	62,900	1,497,649

		2,373,073

Retail-Catalog & Mail-Order Houses - 1.75%
Amazon.com, Inc. (3)	100	275,882

Retail-Drug Stores & Proprietary Stores - 0.62%
CVS Health Corp. (2)	1,498	97,325

Retail-Eating & Drinking Places - 0.05%
Starbucks Corp. (2) (3)	100	7,359

Retail-Eating Places - 0.87%
Cracker Barrel Old Country Store, Inc. (3)	200	22,182
Yum Brands, Inc. (2) (3)	1,320	114,721

		136,903

Retail-Grocery Stores - 0.90%
Grocery Outlet Holding Corp. (3)	3,500	142,800

Retail-Jewelry Stores - 0.39%
Tiffany & Co. (2) (3)	500	60,970

Retail-Miscellaneous Retail - 3.75%
The RealReal, Inc. (3)	46,334	592,612

Retail-Retail Stores, Nec - 2.03%
JD.com, Inc. ADR (3)	400	24,072
Ulta Beauty, Inc. (3)	1,459	296,790

		320,862

Retail-Variety Stores - 0.08%
Target Corp. (2) (3)	100	11,993

Security Brokers, Dealers & Flotation Companies - 1.06%
TD Ameritrade Holding Corp. (3)	4,600	167,348

Semiconductors & Related Devices - 1.34%
Applied Materials, Inc. (2) (3)	3,500	211,575

Semiconductor Equipment & Materials - 0.53%
Kulicke & Soffa Industries, Inc. (2)	4,000	83,320

Services-Advertising - 0.08%
Angi Homeservices, Inc. (3)	1,000	12,150

Services-Business Services - 2.49%
Farfetch, Ltd.	500	8,635
Limelight Networks, Inc.	900	6,624
Trip.com Group, Ltd. (3)	9,407	243,829
Visa, Inc. (2) (3)	700	135,219

		394,307

Services-Commercial Physical & Biological Research - 0.32%
Charles River Laboratories International, Inc. (3)	290	50,561

Services-Computer Integrated Systems Design - 0.63%
ASA International Group, Plc.	60,253	98,961

Services-Computer Programming, Data Processing, Etc. - 15.23%
Alphabet, Inc. Class-A (3)	418	592,745
Facebook, Inc. Class-A (3)	928	210,721
Livongo Health, Inc.	80	6,015
Pinterest, Inc. (3)	38,901	862,435
TripAdvisor, Inc. (3)	15,172	288,420
Twitter, Inc. (3)	15,000	446,850

		2,407,186

Services-Employment Agencies - 0.50%
Korn Ferry International (2) (3)	2,550	78,362

Services-Help Supply Services - 0.38%
Insperity, Inc. (2) (3)	923	59,746

Services-Medical Laboratories - 2.80%
Laboratory Corporation of America Holdings (3)	1,700	282,387
Quest Diagnostics, Inc. (2) (3)	1,400	159,544

		441,931

Services-Miscellaneous Business Services - 0.07%
Sea, Ltd. (3)	100	10,724

Services-Motion Picture & Video Tape Distribution - 0.54%
Eros International, Plc. (3)	27,000	85,320

Services-Prepackaged Software - 2.93%
HubSpot, Inc. (3)	100	22,435
Microsoft Corp. (2) (3)	1,900	386,669
Salesforece.com, Inc. (3)	100	18,733
ServiceNow, Inc. (3)	1	405
Smartsheet, Inc.	100	5,092
Splunk, Inc. (3)	100	19,870
Square, Inc. (3)	100	10,494

		463,698

Specialty Apparel Stores - 3.18%
Inditex	19,000	503,115

Transportation Services - 0.21%
Xpo Logistics, Inc. (3)	423	32,677

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 0.52%
Ferguson, Plc. ADR	1,000	81,960

Wines, Brandy & Brandy Spirits - 0.03%
Nake Wines, Plc. ADR	1,000	5,491

Total Common Stock	(Cost $ 13,491,602)	15,352,965

Exchange Traded Funds - 8.67%

iShares MSCI Germany ETF (2) (3)	10,000	271,100
iShares MSCI Italy Capped ETF (2) (3)	23,800	573,104
iShares MSCI United Kingdom ETF (2) (3)	20,000	515,200
VanEck Vectors Gold Miners ETF (3)	300	11,004

Total Exchange Traded Funds	(Cost $ 1,054,674)	1,370,408

Total Investments - 105.82%	(Cost $ 14,546,276)	16,723,373

Liabilities in Excess of Other Assets - (5.82%)		(919,453)

Total Net Assets - 100.00%		15,803,920

Common Stock Securities Sold Short (2)

Arrangement of Transportation of Freight & Cargo
Expeditors International of Washington, Inc.	(6,700)	(509,468)

Computer Peripheral Equipment, Nec
Forescout Technologies, Inc.	(1,000)	(21,200)

E-Commerce Discretionary
Boohoo Group, Plc.	(120,000)	(612,838)

Electronic & Other Elecrical Equipment (No Computer Equipment)
Peloton Interactive, Inc.	(2,000)	(115,540)

Hospital & Medical Service Plans
UnitedHealth Group, Inc.	(200)	(58,990)

Lumber & Wood Products (No Furniture)
Trex Co., Inc.	(2,700)	(351,189)

Miscellaneous Chemical Products
WD-40 Co.	(1,000)	(198,300)

Motor Vehicles & Passenger Car Bodies
Tesla, Inc.	(1)	(1,080)

Pharmaceutical Preparations
Dr. Reddy's Laboratories, Ltd.	(4,000)	(212,040)

Real Estate Investment Trusts
Taubman Centers, Inc.	(6,202)	(234,188)

Retail-Auto Dealers & Gasoline Stations
Carvana Co. (3)	(4,400)	(528,880)

Retail-Eating Places
Papa John's International, Inc.	(8,600)	(682,926)
Wingstop, Inc.	(11,100)	(1,542,567)

		(2,225,493)

Retail-Family Clothing Stores
The TJX Companies, Inc.	(450)	(22,752)

Retail-Miscellaneous Retail
Hermes International Societe en Commandite par Actions	(55)	(45,959)

Retail-Retail Stores, Nec
1-800 Flowers.com, Inc.	(32,372)	(648,087)

Semiconductors & Related Devices
SolarEdge Technologies, Inc.	(1,030)	(142,943)

Services-Computer Programming, Data Processing, Etc.
Zoom Video Communications, Inc.	(5,200)	(1,318,408)

Services-Educational Services
GSX Techedu, Inc.	(13,300)	(797,867)
Strategic Education, Inc.	(3,400)	(522,410)

		(1,320,277)

Services-Engineering Services
Stantec, Inc.	(2,720)	(83,912)

Services-Prepackaged Software
Shopify, Inc.	(80)	(75,936)
Twilio, Inc.	(4,000)	(877,680)

		(953,616)

Specialty Cleaning, Polishing & Sanitation Preparations
The Clorox Co.	(3,900)	(855,543)

Utility Networks
RWE AG	(1,000)	(34,951)

Total Common Stock Securities Sold Short	(Cost $ 8,330,143)	(10,495,654)

Exchange Traded Funds Sold Short (2)

Invesco QQQ Trust	(8,900)	(2,203,640)
SPDR S&P 500 ETF Trust	(3,500)	(1,079,260)

Total Exchange Traded Funds	(Cost $ 3,109,650)	(3,282,900)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$16,723,373	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,723,373	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is held as collateral for securities sold short.